FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PPGAX	PPGBX	PPGCX	PPGMX	PPGSX	PPGYX

Putnam Global Sector Fund

Summary prospectus
2|28|11

A world of investing.℠

Putnam INVESTMENTS

Putnam Global Sector Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 2/28/11, as supplemented from time to time, are incorporated by reference into this summary prospectus.

Goal

Putnam Global Sector Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 20 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of original
	imposed on purchases	purchase price or	Redemption fee (as
	(as a percentage of	redemption proceeds,	a percentage of total
Share class	offering price)	whichever is lower)	redemption proceeds)

Class A	5.75%	NONE*	1.00%
Class B	NONE	5.00%**	1.00%
Class C	NONE	1.00%	1.00%
Class M	3.50%	NONE*	1.00%
Class R	NONE	NONE	1.00%
Class Y	NONE	NONE	1.00%

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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)***

							Total
							annual
							fund
							operating
		Distri-			Total		expenses
		bution and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	operating	operating	reim-	reim-
class	ment fees	fees	expenses	expenses	expenses	bursement	bursement

Class A	0.00%	0.25%	15.47%	1.19%	16.91%	(15.47)%	1.44%
Class B	0.00%	1.00%	15.47%	1.19%	17.66%	(15.47)%	2.19%
Class C	0.00%	1.00%	15.47%	1.19%	17.66%	(15.47)%	2.19%
Class M	0.00%	0.75%	15.47%	1.19%	17.41%	(15.47)%	1.94%
Class R	0.00%	0.50%	15.47%	1.19%	17.16%	(15.47)%	1.69%
Class Y	0.00%	N/A	15.47%	1.19%	16.66%	(15.47)%	1.19%

* A deferred sales charge of 1.00% on class A shares and of 0.65% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Restated to reflect Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 2/29/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$713	$1,687	$2,662	$5,099
Class B	$722	$1,694	$2,748	$5,222
Class B (no redemption)	$222	$1,394	$2,548	$5,222
Class C	$322	$1,394	$2,548	$5,360
Class C (no redemption)	$222	$1,394	$2,548	$5,360
Class M	$540	$1,627	$2,703	$5,347
Class R	$172	$1,252	$2,327	$4,992
Class Y	$121	$1,108	$2,100	$4,602

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Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 14%.

Investments, risks, and performance

Investments

We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Each underlying fund may invest in emerging markets, use derivatives such as futures, options, certain foreign warrants and swap contracts for both hedging and non-hedging purposes, and engage in short sales of securities.

We seek to rebalance the fund’s allocations quarterly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/2010:

	Approximate		Approximate
	allocation as		allocation as
Underlying funds	of 12/31/10	Underlying funds	of 12/31/10

Putnam Global		Putnam Global Natural
Consumer Fund	20.4%	Resources Fund	18.9%

Putnam Global		Putnam Global
Financials Fund	19.6%	Technology Fund	11.7%

Putnam Global Health		Putnam Global
Care Fund	9.2%	Telecommunications Fund	4.3%

Putnam Global		Putnam Global
Industrials Fund	11.5%	Utilities Fund	4.0%

We may also invest in money market instruments or an affiliated money market fund for cash management.

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Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The prices of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest in fewer issuers than a “diversified fund,” can increase the underlying fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. An underlying fund’s use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kelsey Chen, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

Timothy Codrington, Analyst, portfolio manager of the fund since 2010

Steven Curbow, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

Vivek Gandhi, Analyst, portfolio manager of the fund since 2010

George Gianarikas, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

David Morgan, Analyst, portfolio manager of the fund since 2010

John Morgan, Analyst, portfolio manager of the fund since 2010

Ferat Ongoren, Analyst, portfolio manager of the fund since 2010

Nathaniel Salter, Analyst, portfolio manager of the fund since 2010

Walter Scully Analyst, portfolio manager of the fund since 2010

Christopher Stevo, Analyst, portfolio manager of the fund since 2010

Michael Yogg, Analyst and Sector Team Leader, portfolio manager of the fund since 2010

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless the shares are held through a tax-advantaged arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109
putnam.com
1-800-225-1581

NP730 266289 2/11 Putnam Retail Management